Investments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	$ 46,839	$ 29,621
Available-for-sale Securities, Gross Unrealized Losses	0	14
Available-for-sale Securities, Gross Unrealized Gains	12	0
Available-for-sale Securities, Fair Value Disclosure	46,851	29,607
Corporate Debt Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	30,173	11,069
Available-for-sale Securities, Gross Unrealized Losses	0	12
Available-for-sale Securities, Gross Unrealized Gains	8	0
Available-for-sale Securities, Fair Value Disclosure	30,181	11,057
US Treasury and Government
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	5,311	11,306
Available-for-sale Securities, Gross Unrealized Losses	0	2
Available-for-sale Securities, Gross Unrealized Gains	3	0
Available-for-sale Securities, Fair Value Disclosure	5,314	11,304
Commercial Paper
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	9,292	4,246
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	1	0
Available-for-sale Securities, Fair Value Disclosure	9,293	4,246
Certificates of deposit
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	1,552	3,000
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Fair Value Disclosure	1,552	3,000
Municipal Bonds
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	511
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale Securities, Gross Unrealized Gains	0
Available-for-sale Securities, Fair Value Disclosure	$ 511